INVESTMENTS IN UNCONSOLIDATED ENTITIES (Q1) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2015	Dec. 31, 2014
Minimum [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of noncontrolling interest (in hundredths)			20.00%	20.00%
Maximum [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of noncontrolling interest (in hundredths)			50.00%	50.00%
Altrazeal Trading Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Non-dilutable ownership interest (in hundredths)	25.00%
Unrecorded profit (loss)	$ 129,207
Balance sheet [Abstract]
Total assets	136,661
Total liabilities	660,006
Total stockholders' equity (deficit)	(523,345)
Statement of operations [Abstract]
Revenues	61,028
Net (loss)	(516,829)
ORADISC GmbH [Member]
Schedule of Equity Method Investments [Line Items]
Non-dilutable ownership interest (in hundredths)		25.00%
Unrecorded profit (loss)		11,430
Balance sheet [Abstract]
Total assets		305,069
Total liabilities		302,572
Total stockholders' equity (deficit)		2,497
Statement of operations [Abstract]
Revenues		0
Net (loss)		(34,671)
Altrazeal Trading GmbH [Member]
Schedule of Equity Method Investments [Line Items]
Non-dilutable ownership interest (in hundredths)		25.00%
Unrecorded profit (loss)		213,370
Balance sheet [Abstract]
Total assets		757,784
Total liabilities		1,563,046
Total stockholders' equity (deficit)		(805,262)
Statement of operations [Abstract]
Revenues		0
Net (loss)		$ (798,009)
Altrazeal AG [Member]
Schedule of Equity Method Investments [Line Items]
Non-dilutable ownership interest (in hundredths)			25.00%	25.00%